Short-Term Bank Borrowings	6 Months Ended
Dec. 31, 2024
Short-Term Bank Borrowings [Abstract]
SHORT-TERM BANK BORROWINGS

7 — SHORT-TERM BANK BORROWINGS

As of June 30, 2024 and December 31, 2024, short-term bank borrowings consisted of the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
China Merchant Bank Lianyang Branch (“CMBLY”)(a)	20,000,000	20,000,000
China Merchant Bank Shanghai Branch (“CMBSH”)(b)	—	12,000,000
Bank of Shanghai (“BOS”)(c)	5,000,000	—
China Construction Bank (“CCB”)(c)	1,814,237	1,800,000
	26,814,237	33,800,000

(a)	On September 18, 2019, Zhibao China Group entered into an extended three-year bank credit facility with CMBLY under which Zhibao China Group can draw-down up to RMB 15,000,000 by September 17, 2022. The interest rate for this credit facility was determined on the draw-down date. The credit facility was collateralized by properties owned by Mr. Botao Ma, the founder and Chief Executive Officer of the Company. In October 2020, Zhibao China Group entered into an extended three-year bank credit facility with CMBLY under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 14, 2023. In October 2023, Zhibao China Group entered into an extended three-year bank credit facility with CMBLY under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 2026. The borrowings bore interest rate of 3.45% and 3.00% per annum as of June 30, 2024 and December 31, 2024, respectively. The term for each borrowing is one year.

For the six months ended December 31, 2023 and 2024, the Company has drawn down RMB 20,000,000 and RMB 20,000,000 ($2,739,989) from CMBLY. For the six months ended December 31, 2023 and 2024, the Company has repaid RMB 20,000,000 and RMB 20,000,000 ($2,739,989) to CMBLY.

(b)	On July 7, 2024, Zhibao China Group entered into a one-year bank borrowing agreement with CMBSH under which Zhibao China Group borrowed RMB 12,000,000 (US$1,643,993). The interest rate is 3.80% per annum. The bank borrowing was guaranteed by letter of indemnity of the Company..

(c)

In September 2023, Zhibao China Group borrowed RMB 5,000,000 from BOS with maturity date due in September 2024. The borrowings bore interest rate of 3.65% per annum.

For the six months ended December 31, 2024, the Company fully repaid the borrowing on due date.

(d)	On November 27, 2020, Zhibao China Group draw down a one-year borrowing amounted to RMB 3,000,000 from CCB with original maturity date due on November 27, 2021. Following the initial draft down, Zhibao China Group recurringly repaid and drew down the borrowing from CCB. On November 14, 2024, Zhibao China Group extended the maturity date to November 5, 2025. The borrowings bore interest rate was 3.90% and 3.85% per annum as of June 30, 2024 and December 31, 2024, respectively. During the six months ended December 31, 2023 and 2024, the Company repaid borrowings of RMB 85,763 and RMB 14,237 ($1,950), respectively.

Interest expenses were RMB507,297 and RMB556,776 ($76,278) for short-term borrowings for the six months ended December 31, 2023 and 2024, respectively. The weighted average interest rates of bank borrowings were 3.52% and 3.37% per annum as of June 30, 2024 and December 31, 2024, respectively.